Investment Properties - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	₩ 4,263,381	₩ 2,645,482
Rental income from investment properties	185,877	₩ 203,763
Future minimum lease fee	277,843
Less than 1 year [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	63,509
1-5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	130,745
More than 5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	₩ 83,589